Leases	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Lessee, Operating Leases [Text Block]
Operating Leases
The Company charters-in vessels from other vessel owners on time-charter contracts, whereby the vessel owner provides use and technical operation of the vessel for the Company. A time charter-in contract is typically for a fixed period of time, although in certain cases, the Company may have the option to extend the charter. The Company typically pays the owner a daily hire rate that is fixed over the duration of the charter. The Company is generally not required to pay the daily hire rate during periods the vessel is not able to operate.
The Company has determined that all of its time charter-in contracts contain both a lease component (lease of the vessel) and a non-lease component (technical operation of the vessel). The Company has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby the Company estimates the cost to technically operate the vessel using cost benchmarking studies prepared by a third party, when available, or internal estimates when not available, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby the Company calculates a rate excluding the operating component based on a market time-charter rate information from published broker estimates, when available, or internal estimates when not available. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component. The discount rate of the lease is determined using the Company’s incremental borrowing rate, which is based on the fixed interest rate the Company could obtain when entering into a secured loan facility of similar terms.
With respect to time charter-in contracts with an original term of more than one year, for the three and nine months ended September 30, 2019, the Company incurred $6.4 million and $17.4 million of time-charter hire expense related to four time charter-in contracts, of which $3.6 million and $9.7 million were allocable to the lease component and $2.8 million and $7.7 million were allocable to the non-lease component. The $3.6 million and $9.7 million allocable to the lease component approximate the cash paid for the amounts included in lease liabilities and reflected as a reduction in operating cash flows for the three and nine months ended September 30, 2019. Three of these time charter-in contracts include an option to extend the charter for an additional one-year term. Since it is not reasonably certain that the Company will exercise the options, the lease components of the options are not recognized as part of the right-of-use assets and lease liabilities. As at September 30, 2019, the weighted-average remaining lease term and weighted-average discount rate for these time charter-in contracts were 1.5 years and 5.58%, respectively.
The Company has elected to recognize the lease payments of short-term leases in the statement of loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred, which is consistent with the recognition of payment for the non-lease component. Short-term leases are leases with an original term of one year or less, excluding those leases with an option to extend the lease for greater than one year or an option to purchase the underlying asset that the lessee is deemed reasonably certain to exercise. For the three and nine months ended September 30, 2019, the Company incurred $4.2 million and $13.4 million of time-charter hire expense related to time charter-in contracts classified as short-term leases, respectively.
During the nine months ended September 30, 2019, the Company chartered in two LR2 vessels and one Aframax vessel for periods of 24 months, which resulted in the Company recognizing right-of-use assets of $14.6 million and $7.8 million on the lease commencement dates for the LR2 vessels and Aframax vessel, respectively.
A maturity analysis of the Company’s operating lease liabilities from time charter-in contracts (excluding short-term leases) as at September 30, 2019 is as follows:

	Lease Commitment	Non-Lease Commitment	Total Commitment
	$	$	$
As at September 30, 2019
Payments:
October to December 2019	4,352	3,445	7,797
2020	16,956	13,406	30,362
2021	3,315	2,585	5,900
Total payments	24,623	19,436	44,059
Less: imputed interest	(1,028)
Carrying value of operating lease liabilities	23,595

As at September 30, 2019, minimum commitments to be incurred by the Company under short-term time charter-in contracts, were approximately $4.3 million (remainder of 2019) and $2.7 million (2020). As at December 31, 2018, minimum commitments to be incurred by the Company relating to eight chartered-in vessels accounted for as operating leases, including three workboats for the Company's lightering support services, were approximately $36.9 million (2019), $23.5 million (2020) and $2.0 million (2021).

Obligations Related to Finance Leases [Table Text Block]

	As at	As at
	September 30, 2019	December 31, 2018
	$	$
Total obligations related to finance leases	420,934	375,289
Less: current portion	(24,875)	(20,896)
Long-term obligations related to finance leases	396,059	354,393

Leases
Obligations Related to Finance Leases

	As at	As at
	September 30, 2019	December 31, 2018
	$	$
Total obligations related to finance leases	420,934	375,289
Less: current portion	(24,875)	(20,896)
Long-term obligations related to finance leases	396,059	354,393

In May 2019, the Company completed a $63.7 million sale-leaseback financing transaction with a financial institution relating to two of the Company's Suezmax tankers, Aspen Spirit and Cascade Spirit.
In November 2018, the Company completed an $84.7 million sale-leaseback financing transaction with a financial institution relating to four of the Company's tankers, consisting of two Aframax tankers, one Suezmax tanker and one LR2 product tanker, the Explorer Spirit, Navigator Spirit, Pinnacle Spirit and Trysil Spirit.
In September 2018, the Company completed a $156.6 million sale-leaseback financing transaction with a financial institution relating to six of the Company's Aframax tankers, the Blackcomb Spirit, Emerald Spirit, Garibaldi Spirit, Peak Spirit, Tarbet Spirit and Whistler Spirit.
In July 2017, the Company also completed a $153.0 million sale-leaseback financing transaction with a financial institution relating to four of the Company's Suezmax tankers, the Athens Spirit, Beijing Spirit, Moscow Spirit and Sydney Spirit.
Under these arrangements, the Company transferred the vessels to subsidiaries of the financial institutions (or collectively, the Lessors) and leased the vessels back from the Lessors on bareboat charters ranging from 9- to 12-year terms. The Company is obligated to purchase six of the Aframax vessels and two of the Suezmax vessels upon maturity of their respective bareboat charters. The Company also has the option to purchase each of the 16 tankers at various times starting between July 2020 and November 2021 until the end of their respective lease terms.
The Company consolidates 14 of the 16 Lessors for financial reporting purposes as VIEs. The Company understands that these vessels and lease operations are the only assets and operations of the Lessors. The Company operates the vessels during the lease terms, and as a result, is considered to be the Lessors' primary beneficiary.
The liabilities of the 14 Lessors are loans and are non-recourse to the Company. The amounts funded to the 14 Lessors in order to purchase the vessels materially match the funding to be paid by the Company's subsidiaries under these lease-back transactions. As a result, the amounts due by the Company's subsidiaries to the 14 Lessors considered as VIEs have been included in obligations related to finance leases as representing the Lessors' loans.
Subsequent to the adoption of ASU 2016-02 on January 1, 2019, sale and leaseback transactions where the lessee has a purchase obligation are treated as a failed sale. Consequently, the Company has not derecognized the Aspen Spirit and Cascade Spirit and continues to depreciate the assets as if it was the legal owner. Proceeds received from the sale are set up as an obligation related to finance lease and bareboat charter hire payments made by the Company to the Lessor are allocated between interest expense and principal repayments on the obligation related to finance lease.
The bareboat charters related to these vessels require that the Company maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of the Company's consolidated debt and obligations related to finance leases (excluding applicable security deposits reflected in restricted cash - long-term on the Company's consolidated balance sheets).
Four of the bareboat charters require the Company to maintain, for each vessel, a minimum hull coverage ratio of 90% of the total outstanding principal balance during the first three years of the lease period and 100% of the total outstanding principal balance thereafter. As at September 30, 2019, this ratio was approximately 121% (December 31, 2018 - 101%).
Six of the bareboat charters require the Company to maintain, for each vessel, a minimum hull coverage ratio of 75% of the total outstanding principal balance during the first year of the lease period, 78% for the second year, 80% for the following two years and 90% of the total outstanding principal balance thereafter. As at September 30, 2019, this ratio was approximately 113% (December 31, 2018 - 91%).
Four of the bareboat charters also require the Company to maintain, for each vessel, a minimum hull overage ratio of 100% of the total outstanding principal balance. As at September 30, 2019, this ratio was approximately 153% (December 31, 2018 - 122%).
The remaining two bareboat charters also require the Company to maintain, for each vessel, a minimum hull coverage ratio of 75% of the total outstanding principal balance during the first year of the lease period, 78% for the second year, 80% for the following two years and 90% of the total outstanding principal balance thereafter. As at September 30, 2019, this ratio was approximately 108% (December 31, 2018 - nil).
Such requirement is assessed annually with reference to vessel valuations compiled by one or more agreed upon third parties. As of the date these consolidated financial statements were issued, the Company was in compliance with all covenants in respect of its obligations related to finance leases.
The weighted-average interest rate on the Company’s obligations related to finance leases as at September 30, 2019 was 7.7% (December 31, 2018 - 7.5%).
As at September 30, 2019 and December 31, 2018, the Company's total remaining commitments related to the financial liabilities of these Suezmax, Aframax and LR2 product tankers were approximately $615.9 million (December 31, 2018 - $557.1 million) , including imputed interest of $195.0 million (December 31, 2018 - $181.8 million), repayable from 2019 through 2030, as indicated below:

	Commitments
Year	September 30, 2019	December 31, 2018
Remainder of 2019	14,242	47,962
2020	56,364	47,373
2021	56,202	47,237
2022	56,193	47,230
2023	56,184	47,222
Thereafter	376,749	320,064